Deferred revenue	12 Months Ended
Dec. 31, 2025
Information
Deferred revenue

30.Deferred revenue

Deferred revenue primarily consists of rent income that are accounted with the scope of IFRS 16 and it is classified as current at 31 December 2025 and 2024. The amount of deferred revenue is TL 1,133,040 and TL 664,358 as at 31 December 2025 and 2024, respectively.